Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Expected credit loss provision	$ 554	$ 51
Fixed interest rate		8.00%
VAT and surcharges		$ 133	$ 121	$ 106
Contract liabilities		$ 79
Contribution decription		Contributions are made by both the Group and the employee to a cap of HK$1,500 (equivalent to $0.19 per month) each by the Group and by the employee respectively.
Employee benefit expenses	$ 52	$ 48	44
Income tax, description	The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.
Mandatory Provident Fund [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Employee benefit expenses	$ 90	102	75
Kayser Myanmar [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Employee benefit expenses	$ 4	$ 4	$ 6
Machinery and Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years
Machinery and Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	10 years
Leasehold Improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	2 years
Leasehold Improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years